DISPOSITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions						1 Months Ended	12 Months Ended
	Dec. 07, 2020	Feb. 15, 2020	Feb. 06, 2020	Jan. 14, 2020	Feb. 07, 2019	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate							$ 0	$ 0	$ 338
Disposal of partial interest to non-controlling interest, net of taxes.							168	165	0
Disposal of investments in associates and joint ventures							0	135	1,289
Investments accounted for using equity method							$ 5,528	4,967	$ 4,591
Australia District Energy Business
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate						$ 62
Net losses relating to foreign currency translation and net investment hedges reclassified						35		$ (12)
Partnership's share of accumulated revaluation surplus						12
Disposal of investments in associates and joint ventures						277
Investments accounted for using equity method						215
Transaction related costs						$ 5
Chilean toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage							33.00%	33.00%
Gain on sale of associate					$ 354
Net losses relating to foreign currency translation and net investment hedges reclassified					38		$ (44)	$ (38)
Disposal of investments in associates and joint ventures					$ 365
Ownership and voting Interest					17.00%
Dividends received					$ 200
Partnership's share of proceeds from sales of investments accounted for using equity method					$ 165
Australian export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage	22.00%
Proceeds from disposition of subsidiary	$ 55
Gain on sale of associate	$ 400
Proportion of ownership interest in subsidiary	49.00%						0.00%	71.00%
Net losses relating to foreign currency translation and net investment hedges reclassified	$ 35
Australian export terminal | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary	265
Gain on sale of associate	575
Net losses relating to foreign currency translation and net investment hedges reclassified	$ 70
North American Rail Operation, Australian Operations
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage		51.00%
Proceeds from disposition of subsidiary		$ 40
Deferred consideration		195
North American Rail Operation, Australian Operations | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary		$ 420
Chinese Toll Roads
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage			33.00%
Gain on sale of associate			$ 140
Disposal of partial interest to non-controlling interest, net of taxes.			170
Reclassification adjustments on cash flow hedges, net of tax			$ 44
Columbian Regulated Distribution Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				17.00%
Proceeds from disposition of subsidiary				$ 88
Gain on sale of associate				36
Net losses relating to foreign currency translation and net investment hedges reclassified				44
Partnership's share of accumulated revaluation surplus				61
Columbian Regulated Distribution Operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary				495
Gain on sale of associate				$ 197